Employee benefits (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense	₨ 55,800	₨ 50,300	₨ 46,465
Weighted average duration of defined benefit obligation	5 years 4 months 24 days	5 years 10 months 28 days
Gratuity Benefits Of Parent [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Transfer of plan assets on account of transfer for employees	₨ 0	₨ (9)
Wockhardt Limited [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Transfer of liabilities on restructuring of services	7	9
Provident Fund Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans	₨ 1,464	1,316	1,142
Contributions to Plan By Plan Participants Defined Contributions Plan (Percentage)	12.00%
Superannuation Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans	₨ 151	133	127
US 401kretirement savings Plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions	241	225	171
UK social securiy plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions	293	251	₨ 214
Compensated Absences [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan	₨ 939	₨ 1,205